Exploration and Evaluation Assets (Details Narrative)										3 Months Ended		12 Months Ended
	May 04, 2018 CAD ($)	May 04, 2018 DKK (kr)	Apr. 11, 2016	Jan. 04, 2016 a	Aug. 01, 2015 CAD ($)	Mar. 04, 2012 CAD ($)	Mar. 04, 2012 DKK (kr)	Aug. 15, 2011 CAD ($)	Aug. 15, 2011 DKK (kr)	Mar. 31, 2020 CAD ($)	Mar. 31, 2019 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 DKK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 DKK (kr)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 DKK (kr)	Dec. 31, 2015 CAD ($)	Dec. 31, 2015 DKK (kr)	Dec. 31, 2019 DKK (kr)	Sep. 25, 2019	Dec. 31, 2015 DKK (kr)
Statement Line Items [Line Items]
Acquisition and exploration related cost										$ 296,000	$ 395,000
Post Creek Property [Member]
Statement Line Items [Line Items]
Advances payable annually on net smelter return royalties					$ 10,000
Payments made in advance										5,000	5,000
Exploration and license related expenditures										9,949	12,129
Halcyon Property [Member]
Statement Line Items [Line Items]
Advances payable annually on net smelter return royalties					$ 8,000
Payments made in advance										4,000	4,000
Exploration and license related expenditures										8,407	3,147
Quetico Property [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures										$ 5,517
Acquisition and exploration related cost															$ 64,256
Exploration claim description										The second anniversary of the recording of a claim and by each anniversary thereafter, a minimum of $400 worth of exploration activity per claim unit must be reported to the Provincial Recording Office.
Quetico Property [Member] | After April 26, 2020 [Member]
Statement Line Items [Line Items]
Total annual work requirement cost										$ 324,000
Lingman Lake Property [Member]
Statement Line Items [Line Items]
Acquisition and exploration related cost												$ 27,376
Loveland (Enid Creek) Property [Member]
Statement Line Items [Line Items]
Acquisition and exploration related cost										280,824
Percentage of interest in property to be acquired on basis of option agreement																						100.00%
Loveland (Enid Creek) Property [Member] | NSR [Member]
Statement Line Items [Line Items]
Percentage of interest in property to be acquired on basis of option agreement																						1.00%
Section 35 Property [Member]
Statement Line Items [Line Items]
Length of metallic minerals lease				10 years
Area of land | a				320
Cumulative exploration related costs												11,393
Refund exploration related costs												13,016
Section 35 Property [Member] | US Dollar [Member]
Statement Line Items [Line Items]
Refund exploration related costs														$ 10,000
Maniitsoq Property [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures										$ 27,527	230,574
Percentage of net smelter return royalties										2.50%
Percentage of net smelter return royalties after reduction										1.00%
Payment required to reduce net smelter return royalties										$ 2,000,000
Number of days from decision to commence commercial production to reduce net smelter return royalties										60 days
Period of additional license application for years 11-13										3 years
Period of additional license application after year 13										3 years
License period description										The expiration of the first license period, the Company may apply for a second license period (years 6-10), and the Company may apply for a further 3-year license for years 11 to 13. Thereafter, the Company may apply for additional 3-year licenses for years 14 to 16, 17 to 19 and 20 to 22. The Company will be required to pay additional license fees and will be obligated to incur minimum eligible exploration expenses for such years.
Impairment loss												26,499,159
Recoverable amount for exploration and evaluation assets												36,149,667
Sulussugut License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures										$ 20,093	115,383	228,925			10,794,837
License fee paid								$ 5,742									$ 7,982
Period of additional license application after first period			5 years
Exploration requirement												8,905,514							$ 15,808,386
Exploration cost												55,960,762							26,115,831
Accumulated exploration surplus credits												56,333,010							$ 19,067,735
Total carried credits															66,950,764
Approved exploration expenditures												343,125
Sulussugut License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid | kr									kr 31,400									kr 40,400
Exploration requirement | kr													kr 44,755,600							kr 83,809,340
Accumulated exploration surplus credits | kr																					kr 283,080,453		kr 100,303,710
Total carried credits | kr																kr 326,111,805
Approved exploration expenditures | kr													1,724,248
Ininngui License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures										2,089	22,321
License period description						The Ininngui License was valid for an initial 5 years until December 31, 2016, with December 31, 2012 being the first year. The license was extended for a further 5 years, until December 31, 2021, with December 31, 2017 being the first year.	The Ininngui License was valid for an initial 5 years until December 31, 2016, with December 31, 2012 being the first year. The license was extended for a further 5 years, until December 31, 2021, with December 31, 2017 being the first year.
License fee paid						$ 5,755
Exploration cost												5,158,454
Accumulated exploration surplus credits												$ 6,026,089
Ininngui License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid | kr							kr 32,200
Exploration requirement | kr													kr 5,510,400
Accumulated exploration surplus credits | kr																					30,281,852
Ikertoq License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures															$ 132,679
Minimum exploration expenditures and actual spend on exploration costs payable in cash, description												The minimum exploration expenditures on the license in any one year from years 2-5, the Company may pay 50% of the difference in cash to BMP as full compensation for that year.	The minimum exploration expenditures on the license in any one year from years 2-5, the Company may pay 50% of the difference in cash to BMP as full compensation for that year.	The minimum exploration expenditures on the license in any one year from years 2-5, the Company may pay 50% of the difference in cash to BMP as full compensation for that year.
Percentage of difference between minimum exploration expenditures and actual spend on exploration costs payable in cash												50.00%	50.00%	50.00%
Carbonatite License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures										$ 1,044	$ 92,770
License period description	The Carbonatite License is valid for 5 years until December 31, 2022, with December 31, 2019 being the second year.	The Carbonatite License is valid for 5 years until December 31, 2022, with December 31, 2019 being the second year.
License fee paid	$ 6,523
Exploration requirement												$ 53,192
Exploration cost												1,486,940
Accumulated exploration surplus credits												$ 2,088,808
Carbonatite License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid | kr		kr 31,000
Exploration requirement | kr													kr 267,320
Accumulated exploration surplus credits | kr																					kr 10,496,522